Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2014	2013
VAT and other tax credits	3,627	2,512
Insurance claims receivable, net	2,933	918
Deferred insurance premiums	669	1,345
Prepaid charter-in hire	-	4
Advances to suppliers	22	631
Other	3,367	3,375
Total prepaid expenses and other current assets	$10,618	$8,785

See Note 2(f) for insurance claims receivable.